Shareholder Report, Line Graph (Details) - USD ($)			11 Months Ended	12 Months Ended	23 Months Ended	24 Months Ended	35 Months Ended	36 Months Ended	47 Months Ended	48 Months Ended	59 Months Ended	60 Months Ended	71 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 03, 2020	Apr. 30, 2016	Apr. 30, 2021	Apr. 30, 2017	Apr. 30, 2022	Apr. 30, 2018	Apr. 30, 2023	Apr. 30, 2019	Apr. 30, 2024	Apr. 30, 2020	Apr. 30, 2025	Apr. 30, 2021	Apr. 30, 2026	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																		Class A
Accumulated Value		$ 9,800		$ 10,440		$ 10,743		$ 11,148		$ 11,239		$ 12,341		$ 11,830	$ 11,688	$ 12,759	$ 13,663	$ 14,656
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																		Class C
Accumulated Value		10,000		10,590		10,816		11,148		11,161		12,171		11,584	11,366	12,308	13,091	$ 13,961
Class F
Account Value [Line Items]
Line Graph and Table Measure Name													Class F
Accumulated Value	$ 10,000		$ 10,809		$ 10,387		$ 10,287		$ 11,272		$ 12,106		$ 13,027
Class I
Account Value [Line Items]
Line Graph and Table Measure Name																		Class I
Accumulated Value		100,000		106,893		110,369		114,810		116,164		127,883		123,015	121,843	133,348	143,219	$ 154,267
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R
Accumulated Value		10,000		10,642		10,925		11,309		11,376		12,473		11,931	11,757	12,804	13,685	$ 14,666
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name																		Class Z
Accumulated Value		10,000		10,689		11,037		11,481		11,617		12,789		12,289	12,158	13,309	14,296	$ 15,401
Class A | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA U.S. All Capital Securities Index
Accumulated Value		10,000		10,793		11,065		11,810		12,143		13,823		12,708	12,437	13,505	14,398	$ 15,642
Class C | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA U.S. All Capital Securities Index
Accumulated Value		10,000		10,793		11,065		11,810		12,143		13,823		12,708	12,437	13,505	14,398	$ 15,642
Class F | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. All Capital Securities Index
Accumulated Value	10,000		11,106		10,209		9,992		10,850		11,567		$ 12,567
Class I | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA U.S. All Capital Securities Index
Accumulated Value		100,000		107,930		110,652		118,099		121,433		138,233		127,076	124,374	135,051	143,977	$ 156,417
Class R | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA U.S. All Capital Securities Index
Accumulated Value		10,000		10,793		11,065		11,810		12,143		13,823		12,708	12,437	13,505	14,398	$ 15,642
Class Z | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA U.S. All Capital Securities Index
Accumulated Value		10,000		10,793		11,065		11,810		12,143		13,823		12,708	12,437	13,505	14,398	$ 15,642
Class A | ICE BofA 1-3 Year U.S. Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA 1-3 Year U.S. Corporate Index
Accumulated Value		10,000		10,171		10,237		10,660		11,072		11,483		11,014	11,200	11,683	12,506	$ 13,048
Class A | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																		Blended Benchmark1
Accumulated Value		10,000		10,769		10,984		11,549		11,809		13,186		12,556	12,394	13,595	14,691	$ 15,750
Class C | ICE BofA 1-3 Year U.S. Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA 1-3 Year U.S. Corporate Index
Accumulated Value		10,000		10,171		10,237		10,660		11,072		11,483		11,014	11,200	11,683	12,506	$ 13,048
Class C | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																		Blended Benchmark1
Accumulated Value		10,000		10,769		10,984		11,549		11,809		13,186		12,556	12,394	13,595	14,691	$ 15,750
Class F | ICE BofA 1-3 Year U.S. Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA 1-3 Year U.S. Corporate Index
Accumulated Value	10,000		10,233		9,815		9,981		10,411		11,145		$ 11,627
Class F | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Benchmark1
Accumulated Value	$ 10,000		$ 10,927		$ 10,405		$ 10,270		$ 11,266		$ 12,174		$ 13,052
Class I | ICE BofA 1-3 Year U.S. Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA 1-3 Year U.S. Corporate Index
Accumulated Value		100,000		101,713		102,371		106,602		110,719		114,828		110,137	112,002	116,831	125,060	$ 130,478
Class I | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																		Blended Benchmark1
Accumulated Value		100,000		107,692		109,842		115,494		118,086		131,856		125,558	123,936	135,952	146,908	$ 157,498
Class R | ICE BofA 1-3 Year U.S. Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA 1-3 Year U.S. Corporate Index
Accumulated Value		10,000		10,171		10,237		10,660		11,072		11,483		11,014	11,200	11,683	12,506	$ 13,048
Class R | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																		Blended Benchmark1
Accumulated Value		10,000		10,769		10,984		11,549		11,809		13,186		12,556	12,394	13,595	14,691	$ 15,750
Class Z | ICE BofA 1-3 Year U.S. Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA 1-3 Year U.S. Corporate Index
Accumulated Value		10,000		10,171		10,237		10,660		11,072		11,483		11,014	11,200	11,683	12,506	$ 13,048
Class Z | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																		Blended Benchmark1
Accumulated Value		$ 10,000		$ 10,769		$ 10,984		$ 11,549		$ 11,809		$ 13,186		$ 12,556	$ 12,394	$ 13,595	$ 14,691	$ 15,750